Income tax	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income tax
8	Income tax

(a)	The subsidiaries comprising the Group are subject to tax on an entity basis on income arising in or derived from Hong Kong and the PRC. The Company is not subject to income taxes in the British Virgin Islands.

Hong Kong Tax

BIL and BEL operating in Hong Kong are subject to the Hong Kong profits tax rate of 16.5% (2018 and 2017: 16.5%). BATL operating in Hong Kong is subject to the Hong Kong profits tax rate of 8.25% (2018 and 2017: 16.5%) on the first HKD 2 million of the estimated assessable profits and at 16.5% on the estimated assessable profits above HKD 2 million. BIL, BATL and BEL have no assessable profits for the year ended March 31, 2019.

PRC Tax

All subsidiaries registered in the PRC are subject to a tax rate of 25% (2018 and 2017: 25%).

(b)	Income is subject to taxation in the various countries in which the Company and its subsidiaries operate. The income / (loss) before income taxes by geographical location is analyzed as follows:

	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	693	221	(813)
PRC	2,531	(406)	168
Others	171	189	182

Total	3,395	4	(463)

Others mainly include the income / (loss) from BVI.

(c)	Income tax expense comprises the following:

	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Current income tax expense	(600)	—	—

The components of the income tax expense by geographical location are as follows:

	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(5)	—	—
PRC	(595)	—	—

Total	(600)	—	—

At the end of the accounting periods, the income tax recoverable are as follows:

	2018	2019
	$ in thousands	$ in thousands

Current income tax recoverable	5	5

(d)	Deferred tax assets comprise the following:

	2018	2019
	$ in thousands	$ in thousands

Tax loss carry forwards	4,607	4,203
Less: Valuation allowance	(4,607)	(4,203)

	—	—

As of March 31, 2018 and 2019, the Company had accumulated tax losses amounting to approximately $25,928,000 and $23,865,000 (the tax effect thereon is approximately $4,607,000 and $4,203,000), respectively, subject to the final agreement by the relevant tax authorities, which may be carried forward and applied to reduce future taxable income which is earned in or derived from Hong Kong and other jurisdictions. Realization of deferred tax assets associated with tax loss carry forwards is dependent upon generating sufficient taxable income prior to their expiration. A valuation allowance is established against such tax losses when management believes it is more likely than not that a portion may not be utilized. As of March 31, 2019, the Company’s accumulated tax losses of approximately $3,122,000 will expire from 2020 to 2024.

(e)	Changes in valuation allowance are as follows:

	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	4,459	4,270	4,607
(Credited) / charged to income tax expense	(189)	337	(404)

Balance, March 31	4,270	4,607	4,203

(f)	The actual income tax expense attributable to earnings for the fiscal years ended March 31, 2017, 2018 and 2019 differed from the amounts computed by applying the Hong Kong statutory tax rate in accordance with the relevant income tax law as a result of the following:

	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Income / (loss) before income taxes	3,395	4	(463)

Income tax (expense) / benefit on pretax income at statutory rate	(560)	(1)	55
Effect of different tax rates of subsidiaries operating in other jurisdictions	(52)	128	8
Profit not subject to income tax	472	61	9
Expenses not deductible for income tax purposes	(686)	(167)	(163)
(Decrease) / increase in valuation allowance	(189)	337	(404)
Under provision in prior year	5	—	—
Utilization of tax losses / (tax losses recognized)	410	(358)	495

Total income tax expense	(600)	—	—

The statutory rate of 8.25% or 16.5% used above is that of Hong Kong, where the Company’s main business is located.

(g)	The Company complies with ASC 740 and assessed the tax position during the fiscal year ended March 31, 2019 and concluded that such prior year uncertain income tax liability was no longer required.

The Company’s accounting policy is to treat interest and penalties as components of income taxes. As of March 31, 2019, the Company had no accrued penalties related to uncertain tax positions (2018: $nil).